Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Goodwill and Other Intangible Assets

B.3. GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill amounted to €50,080 million as of June 30, 2024, versus €49,404 million as of December 31, 2023. The movement during the period was mainly due to the impact of changes in exchange rates.
Movements in other intangible assets during the first half of 2024 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2024	9,772	73,733	1,808	85,313
Changes in scope of consolidation (a)	1,766	—	—	1,766
Acquisitions and other increases	571	201	41	813
Disposals and other decreases	(49)	(27)	(7)	(83)
Currency translation differences	236	1,050	7	1,293
Transfers	2	12	(1)	13
Gross value at June 30, 2024	12,298	74,969	1,848	89,115
Accumulated amortization and impairment at January 1, 2024 (a)	(3,734)	(55,908)	(1,352)	(60,994)
Amortization expense	—	(1,084)	(52)	(1,136)
Impairment losses, net of reversals (b)	(13)	379	—	366
Disposals and other decreases	49	27	6	82
Currency translation differences	(70)	(701)	(4)	(775)
Transfers	—	(4)	(1)	(5)
Accumulated amortization and impairment at June 30, 2024	(3,768)	(57,291)	(1,403)	(62,462)
Carrying amount at January 1, 2024	6,038	17,825	456	24,319
Carrying amount at June 30, 2024	8,530	17,678	445	26,653
(a)Impact of the acquisition of Inhibrx, Inc (see Note B.1.).
(b)See Note B.4.

Acquisitions of other intangible assets (excluding software) in the first half of 2024 totaled €772 million, including €463 million related to the agreements entered into between Sanofi and Novavax in May 2024.
“Products, trademarks and other products” mainly comprise:
•marketed products, with a carrying amount of €16.3 billion as of June 30, 2024 (versus €16.6 billion as of December 31, 2023) and a weighted average amortization period of approximately 11 years; and
•technological platforms brought into service, with a carrying amount of €1.4 billion as of June 30, 2024 (versus €1.2 billion as of December 31, 2023) and a weighted average amortization period of approximately 18 years.